Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Franklin Advisers, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. The Fund seeks to achieve a higher risk-adjusted performance than the S&P 500® Index over the long term through a portfolio optimization process employed by the Fund’s Sub-Adviser. The Fund, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. The Fund primarily invests in U.S. large capitalization companies that are constituents of the Russell 1000® Index. As of March 31, 2025, the market capitalization of large capitalization companies in the Russell 1000® Index ranged from $272.8 million to $3.34 trillion. The Fund may also invest in small and mid-capitalization companies. Under normal market conditions, the Fund holds 250 to 500 of the common stocks in the Russell 1000® Index. The Sub-Adviser selects such stocks on a quarterly basis; however, it may change the position size of a stock, determine to buy a new stock or sell an existing one between its quarterly selection if the stock scores change materially or if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The Sub-Adviser may invest in both growth and value stocks. The Sub-Adviser’s selection process is designed to select stocks for the Fund that have favorable exposure to certain factors, including but not limited to – quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk adjusted price momentum. The Sub-Adviser uses a proprietary model to assign a quantitative factor score for each issuer in the Fund’s investible universe based on that issuer’s factor exposures. Each stock is then further analyzed based on the assigned factor scores, but taking into account certain sector weight limits and security weight limit constraints determined by, among others, the portfolio management team. The portfolio is rebalanced on a quarterly basis, but may be rebalanced on a monthly basis during periods of high volatility. The fund may invest in stock index futures and total return swaps to gain exposure to issuers or to equitize cash so that the fund may remain invested in the equity market while facilitating shareholder redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 202019.30%Lowest Quarterly ReturnQ1 2020(31.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/24
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund and may be more cost effective.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Stock Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Investment Style Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Investment Style Factors Risk. There can be no assurance that the multi-factor stock selection process of the Fund will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Value Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Growth Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Large-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Small- and Medium-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Regional Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	118
5 years	rr_ExpenseExampleYear05	207
10 years	rr_ExpenseExampleYear10	$ 467
2015	rr_AnnualReturn2015	(4.67%)
2016	rr_AnnualReturn2016	21.53%
2017	rr_AnnualReturn2017	18.76%
2018	rr_AnnualReturn2018	(11.11%)
2019	rr_AnnualReturn2019	27.29%
2020	rr_AnnualReturn2020	2.98%
2021	rr_AnnualReturn2021	31.88%
2022	rr_AnnualReturn2022	(9.97%)
2023	rr_AnnualReturn2023	17.39%
2024	rr_AnnualReturn2024	27.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.28%)
1 year	rr_AverageAnnualReturnYear01	27.99%
5 years	rr_AverageAnnualReturnYear05	12.93%
10 years	rr_AverageAnnualReturnYear10	11.08%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	198
5 years	rr_ExpenseExampleYear05	345
10 years	rr_ExpenseExampleYear10	$ 773
1 year	rr_AverageAnnualReturnYear01	27.68%
5 years	rr_AverageAnnualReturnYear05	12.65%
10 years	rr_AverageAnnualReturnYear10	10.80%
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | Morningstar US Market Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.09%	[2]
5 years	rr_AverageAnnualReturnYear05	13.96%	[2]
10 years	rr_AverageAnnualReturnYear10	12.66%	[2]
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.02%
5 years	rr_AverageAnnualReturnYear05	14.53%
10 years	rr_AverageAnnualReturnYear10	13.10%

[1]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.08% of the first $50 million of the Fund's average daily net assets and 0.015% on next $450 million of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[2]	The Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund and may be more cost effective.